Administration and general expenses (Tables)	6 Months Ended
Jun. 30, 2018
Administration and general expenses
Total Administration and general expenses
	Half year ended	Half year ended
	30.06.18	30.06.17
Infrastructure costs	£m	£m
Property and equipment	685	671
Depreciation of property, plant and equipment	202	228
Operating lease rentals	128	198
Amortisation of intangible assets	412	342
Impairment of property, equipment and intangible assets	1	23
Total infrastructure costs	1,428	1,462

Other costs
Consultancy, legal and professional fees[1]	353	467
Subscriptions, publications, stationery and communications	319	284
Marketing, advertising and sponsorship	195	189
Travel and accommodation	74	74
Litigation and conduct[1]	2,042	743
Other administration and general expenses[1]	28	53
Total other costs	3,011	1,810

Total administration and general expenses	4,439	3,272

The presentation of other costs has been amended to include litigation and conduct as a separate line item. The prior year comparatives within other cost categories have been adjusted accordingly.